Average Annual Total Returns - Invesco SP SmallCap Energy ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P SmallCap 600® Capped Energy Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Capped Energy Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Capped Energy Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Apr. 07, 2010	(15.04%)	(23.96%)	(11.60%)	(15.08%)	(24.00%)	(11.66%)	(8.89%)	(15.44%)	(7.39%)	(14.71%)	(23.76%)	(11.34%)	22.78%	9.56%	12.44%